Cover	12 Months Ended
Mar. 31, 2023
Document Information [Line Items]
Document Type	PRE 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	e.l.f. Beauty, Inc.
Entity Central Index Key	0001600033